Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Detail) - 2019-2022 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	258,904	467,368	758,690
Settled	(192,225)	(182,510)	(246,236)
Expired	(66,679)	(25,954)	(45,086)
Amount at the end of the fiscal year		258,904	467,368
Expense recognized during the fiscal year | $		$ 2	$ 5
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 9.97	$ 9.97	$ 9.97